Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenue	$ 103,521,823	$ 97,361,634	$ 101,757,181
Reconciliation to consolidated amounts:
Disposed operations		223,272	841,437
Intersegment operations/expenses	(7,496,707)	(7,252,528)	(5,394,062)
Depreciation and amortisation expense	(21,747,513)	(21,641,650)	(21,540,222)
Income before other income or expense	19,789,263	17,291,740	18,321,617
Operating income	22,177,271	17,525,368	17,005,030
Reportable segments
Segment Information
Revenue	111,018,530	104,390,890	106,309,806
Cable
Segment Information
Revenue	48,020,929	45,367,108	41,701,982
Sky
Segment Information
Revenue	22,026,616	22,134,701	21,347,078
Content
Segment Information
Revenue	35,941,918	32,613,007	35,060,534
Other Businesses
Segment Information
Revenue	5,029,067	4,276,074	8,200,212
Operating segment
Segment Information
Revenue	103,521,823	97,361,634	101,757,181
Reconciliation to consolidated amounts:
Disposed operations		(3,991)	258,885
Corporate expenses	(2,203,548)	(1,882,923)	1,888,398
Intersegment operations/expenses	(64,354)	(71,483)	(72,250)
Depreciation and amortisation expense	(21,418,369)	(21,260,787)	(21,008,796)
Income before other income or expense	19,789,263	17,291,740	18,321,617
Other income, net	2,388,008	233,628
Other expense, net			(1,316,587)
Operating income	22,177,271	17,525,368	17,005,030
Operating segment | Reportable segments
Segment Information
Revenue	111,018,530	104,390,890	106,309,806
Reconciliation to consolidated amounts:
Operating income	43,475,534	40,510,924	41,032,176
Operating segment | Cable
Reconciliation to consolidated amounts:
Operating income	20,285,023	18,898,301	17,797,571
Operating segment | Sky
Reconciliation to consolidated amounts:
Operating income	8,504,169	9,135,346	9,121,221
Operating segment | Content
Reconciliation to consolidated amounts:
Operating income	13,778,960	12,360,797	12,649,135
Operating segment | Other Businesses
Reconciliation to consolidated amounts:
Operating income	907,382	116,480	1,464,249
Intersegment Revenues
Segment Information
Revenue	(7,496,707)	(7,252,528)	(5,394,062)
Reconciliation to consolidated amounts:
Disposed operations			2,969
Intersegment operations/expenses	(7,496,707)	(7,252,528)	(5,394,062)
Intersegment Revenues | Reportable segments
Segment Information
Revenue	(7,496,707)	(7,252,528)	(5,391,093)
Intersegment Revenues | Cable
Segment Information
Revenue	(737,536)	(710,357)	(591,618)
Intersegment Revenues | Sky
Segment Information
Revenue	(594,773)	(581,270)	(437,275)
Intersegment Revenues | Content
Segment Information
Revenue	(5,137,690)	(4,679,805)	(3,589,407)
Intersegment Revenues | Other Businesses
Segment Information
Revenue	(1,026,708)	(1,281,096)	(772,793)
Consolidated Revenues
Segment Information
Revenue	103,521,823	97,361,634	101,757,181
Reconciliation to consolidated amounts:
Disposed operations		223,272	838,468
Consolidated Revenues | Reportable segments
Segment Information
Revenue	103,521,823	97,138,362	100,918,713
Consolidated Revenues | Cable
Segment Information
Revenue	47,283,393	44,656,751	41,110,364
Consolidated Revenues | Sky
Segment Information
Revenue	21,431,843	21,553,431	20,909,803
Consolidated Revenues | Content
Segment Information
Revenue	30,804,228	27,933,202	31,471,127
Consolidated Revenues | Other Businesses
Segment Information
Revenue	$ 4,002,359	$ 2,994,978	$ 7,427,419